UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: John M. Loffredo, President, The
        Massachusetts Health & Education Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                           The Massachusetts Health & Education Tax-Exempt Trust

Schedule of Investments as of September 30, 2004 (unaudited)      (in Thousands)

S&P               Moody's     Face
Ratings           Ratings   Amount                                 Municipal Bonds                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts -  128.9%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                    Series B:(i)
AAA               Aaa      $ 1,300      4.61%** due 5/01/2021                                                              $    598
AAA               Aaa          825      5.50% due 5/01/2039                                                                     931
-----------------------------------------------------------------------------------------------------------------------------------
                                    Massachusetts State Development Finance Agency, Revenue Bonds:
AAA               Aaa          400      (Franklin W. Olin College), Series B, 5.25% due 7/01/2033(i)                            415
BBB               NR*        1,000      (Massachusetts College of Pharmacy and Health Sciences), 5.75% due 7/01/2033          1,034
NR*               NR*          425      (Massachusetts Council of Human Service Providers, Inc.), Series C, 6.60% due
                                        8/15/2029                                                                               382
BBB               Baa2         400      (Suffolk University), 5.75% due 7/01/2019                                               419
AAA               Aaa          700      (WGBH Educational Foundation), Series A, 5.375% due 1/01/2042(a)                        741
AAA               Aaa        1,100      (WGBH Educational Foundation), Series A, 5.75% due 1/01/2042(a)                       1,287
BBB               NR*          600      (Western New England College), 5.875% due 12/01/2022                                    631
BBB-              NR*          540      (The Wheeler School), 6.50% due 12/01/2029                                              566
-----------------------------------------------------------------------------------------------------------------------------------
                                    Massachusetts State Development Finance Agency, Education Revenue Bonds:
NR*               NR*        1,100      (Belmont Hill School), 5% due 9/01/2031                                               1,114
NR*               A1           400      (Middlesex School Project), 5% due 9/01/2033                                            404
NR*               Baa2         250      (Xaverian Brothers High School), 5.65% due 7/01/2029                                    256
-----------------------------------------------------------------------------------------------------------------------------------
BBB-              NR*          855  Massachusetts State Development Finance Agency, First Mortgage Revenue Bonds                894
                                    (Edgecombe Project), Series A, 6.75% due 7/01/2021
-----------------------------------------------------------------------------------------------------------------------------------
BBB               NR*          825  Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds             892
                                    (Ogden Haverhill Associates), AMT, Series A, 6.70% due 12/01/2014
-----------------------------------------------------------------------------------------------------------------------------------
                                    Massachusetts State Development Finance Agency, Revenue Refunding Bonds:
BBB+              A3         1,500      (Boston University), Series P, 5.45% due 5/15/2059                                    1,558
NR*               NR*          240      (Odd Fellows Home of Massachusetts), 6.25% due 1/01/2015                                223
-----------------------------------------------------------------------------------------------------------------------------------
                                    Massachusetts State Health and Educational Facilities Authority, Revenue Bonds:
AAA               Aaa          800      (Bay State Medical Center), Series E, 6% due 7/01/2026(e)                               860
A+                A1         1,000      (Bay State Medical Center), Series F, 5.75% due 7/01/2033                             1,042
BBB+              NR*          350      (Berkshire Health System), Series E, 6.25% due 10/01/2031                               362
NR*               VMIG-1     1,000      (Capital Asset Program), VRDN, Series E, 1.64% due 1/01/2035(h)                       1,000
AA+               Aaa        1,500      (Daughters of Charity-Carney), Series D, 6.10% due 7/01/2006(g)***                    1,556
AAA               Aaa        1,850      (Harvard University), Series FF, 5.125% due 7/15/2037                                 1,892
BBB-              Baa2       1,000      (Milford-Whitinsville Hospital), Series D, 6.35% due 7/15/2032                        1,033
AAA               Aaa          500      (New England Medical Center Hospitals), Series H, 5% due 5/15/2022(c)                   519
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of The Massachusetts Health & Education Tax-Exempt Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
FHA       Federal Housing Administration
PCR       Pollution Control Revenue Bonds
VRDN      Variable Rate Demand Notes

                           The Massachusetts Health & Education Tax-Exempt Trust

                                                                  (in Thousands)

S&P               Moody's     Face
Ratings           Ratings   Amount                                 Municipal Bonds                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
AAA               Aaa      $ 1,000      (Simmons College), Series F, 5% due 10/01/2033(c)                                  $  1,020
AAA               Aaa          230      (University of Massachusetts), Series C, 5.125% due 10/01/2034(c)                       237
NR*               NR*        1,420      (Wheaton College), Series D, 6% due 1/01/2018***                                      1,521
NR*               Aa2        1,000      (Youville House - FHA Insured Project), Series A, 6.25% due 2/15/2007(d)(g)           1,116
-----------------------------------------------------------------------------------------------------------------------------------
                                    Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                    Bonds:
AAA               Aaa        1,225      (Addison Gilbert Hospital), Series C, 5.75% due 7/01/2023(f)                          1,241
NR*               Ba2          885      (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                          849
AAA               Aaa        1,000      (Berkshire Health System), Series D, 6% due 10/01/2019(f)                             1,057
AA-               Aa3        1,500      (Boston College), Series N, 5.125% due 6/01/2037                                      1,538
A-1+              VMIG-1       200      (Capital Asset Program), VRDN, Series C, 1.14% due 7/01/2010(f)(h)                      200
NR*               VMIG-1       600      (Capital Asset Program), VRDN, Series C, 1.62% due 1/01/2035(f)(h)                      600
NR*               NR*          500      (Christopher House), Series A, 6.875% due 1/01/2029                                     483
A-                NR*          800      (Covenant Health System), 6% due 7/01/2022                                              854
A-                NR*          400      (Covenant Health System), 6% due 7/01/2031                                              419
BB                Ba2          495      (Learning Center For Deaf Children), Series C, 6.125% due 7/01/2029                     481
AAA               Aaa          500      (Massachusetts Institute of Technology), Series L, 5% due 7/01/2023                     549
BBB               NR*          500      (Milton Hospital), Series C, 5.50% due 7/01/2016                                        502
AAA               Aaa          100      (Partners Healthcare System), Series A, 5.375% due 7/01/2024(f)                         105
AA-               Aa3        1,000      (Partners Healthcare System), Series C, 5.75% due 7/01/2032                           1,077
AAA               NR*          395      (Valley Regional Health System), Series C, 5.75% due 7/01/2018(b)                       404
AA+               Aa1        1,750      (Wellesley College), 5% due 7/01/2033                                                 1,786
-----------------------------------------------------------------------------------------------------------------------------------
NR*               NR*          750  Massachusetts State Industrial Finance Agency, Health Care Facility Revenue Bonds           749
                                    (Age Institute of Massachusetts Project), 8.05% due 11/01/2025
-----------------------------------------------------------------------------------------------------------------------------------
BBB               Baa1       1,500  Massachusetts State Industrial Finance Agency,                                            1,502
                                    PCR (General Motors Corporation), 5.55% due 4/01/2009
-----------------------------------------------------------------------------------------------------------------------------------
NR*               Baa1         400  Massachusetts State Industrial Finance Agency, Revenue Bonds                                413
                                    (Wentworth Institute of Technology), 5.75% due 10/01/2028
-----------------------------------------------------------------------------------------------------------------------------------
NR*               NR*          340  Massachusetts State Industrial Finance Agency, Senior Living Facility Revenue Bonds         322
                                    (Forge Hill Project), AMT, 6.75% due 4/01/2030
-----------------------------------------------------------------------------------------------------------------------------------
AAA               Aaa          500  Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,              556
                                    Series A, 5.75% due 8/01/2039 (c)
-----------------------------------------------------------------------------------------------------------------------------------
A                 Aaa        1,000  Rail Connections, Inc., Massachusetts, Capital Appreciation Revenue Bonds                   435
                                    (Route 128 Parking Garage), Series B, 6.53%** due 7/01/2009(g)(j)
-----------------------------------------------------------------------------------------------------------------------------------
AAA               Aaa        1,000  University of Massachusetts Building Authority, Project Revenue Refunding Bonds,          1,033
                                    Senior Series 04-1, 5.125% due 11/01/2034(a)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds (Cost - $39,970) - 128.9%                                          41,658
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $39,970****) - 128.9%                                                                              41,658

Other Assets Less Liabilities - 2.0%                                                                                            665

Preferred Stocks, at Redemption Value, Including Dividends Payable - (30.9%)                                                (10,003)
                                                                                                                           --------
Net Assets Applicable to Common Stock - 100.0%                                                                             $ 32,320
                                                                                                                           ========

                           The Massachusetts Health & Education Tax-Exempt Trust

Schedule of Investments as of September 30, 2004 (unaudited)(concluded)

                                                                  (in Thousands)

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(i)   XLCA Insured.
(j)   ACA Insured.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of the purchase by the Trust.
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2004, the value of these securities amounted to $3,076,928 or 9.5% of total net assets.
**** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 39,958
                                                                       ========
      Gross unrealized appreciation                                    $  1,800
      Gross unrealized depreciation                                        (100)
                                                                       --------
      Net unrealized appreciation                                      $  1,700
                                                                       ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust


By: /s/ John M. Loffredo
    ---------------------------------
    John M. Loffredo,
    President
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John M. Loffredo
    ---------------------------------
    John M. Loffredo
    President
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    The Massachusetts Health & Education Tax-Exempt Trust

Date: November 19, 2004